EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
EARNINGS PER SHARE
13 ■ Earnings (Loss) Per Share

For the years ended December 31 ($ millions, except shares in millions and per share amounts in dollars)	2021		2020
	Basic	Diluted	Basic	Diluted
Net income	$3,288	$3,288	$3,614	$3,614
Net income attributable to non-controlling interests	(1,266)	(1,266)	(1,290)	(1,290)
Net income attributable to the equity holders of Barrick Gold Corporation	$2,022	$2,022	$2,324	$2,324
Weighted average shares outstanding	1,779	1,779	1,778	1,778
Basic and diluted earnings per share data attributable to the equity holders of Barrick Gold Corporation	$1.14	$1.14	$1.31	$1.31